UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment (X); Amendment Number: # 1
This Amendment (Check only one):  (X) is a restatement.
                                  ( ) adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     The Bank of New York Mellon Corporation
Address:  One Wall Street, 31st Floor
          New York, New York 10286

Form 13F File Number:  028-12592

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of the form.

Person signing this Report on Behalf of Reporting Manager:

Name:   David Belsterling
Title:  First Vice President
Phone:  (412) 234-1427

Signature, Place, and Date of Signing:

         /s/ David Belsterling           Pittsburgh, PA       02/10/2009
               (Signature)                (City, State)         (Date)

Report Type (Check only one):

( ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(X) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

     List of Other Reporting Managers:

     Form 13F File Number  NAME

     028-01190             Frank Russell Company
     028-11973             Lockwood Capital Management, Inc.


                     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  20

Form 13F Information Table Entry Total:  21,992 (data records)

Form 13F Information Table Value Total: $ 158,325,719 (x1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number  NAME

02   000-00000             BNY Mellon Asset Servicing B.V.
03   028-00242             The Boston Company Asset Management, LCC
04   000-00000             BNY Mellon Trust of Delaware
09   028-01439             Franklin Portfolio Associates, LLC
15   028-01435             Mellon Capital Management Corporation
18   000-00000             Strategic Investment Partners
22   028-00127             The Dreyfus Corporation
24   028-00133             Fayez Sarofim & Co.
34   000-00000             Founders Asset Management, LLC
35   000-00000             Hamon U.S. Investment Advisors Limited
38   000-00000             Newton Capital Management
40   028-04797             Newton Investment Management Limited
42   000-00000             MBSC Securities Corporation
45   000-00000             Standish Mellon Asset Management Company LLC
47   000-00000             The Bank of New York Mellon Trust Company, NA
48   000-00000             The Bank of New York Mellon
49   000-00000             BNY Mellon, NA
51   000-00000             Walter Scott & Partners Limited
57   028-05577             Urdang Securities Management, Inc.
59   000-00000             Lockwood Advisors, Inc.
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